UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303

Kinetics Mutual Funds, Inc.
 (Exact name of registrant as specified in charter)

470 Park Avenue South, New York, NY, 10016
 (Address of principal executive offices) (Zip code)

Jay Kesslen
470 Park Avenue South
New York, NY, 10016
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-914-703-6900

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record.

The funds of Kinetics Mutual Funds, Inc. are feeder funds that hold shares in the master portfolios of Kinetics Portfolios Trust (the “Trust”).  For the voting record of the Trust’s master portfolios, please see Form N-PX filed on Edgar on August 07, 2017 by Kinetics Portfolios Trust, CIK # 0001113229.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kinetics Mutual Funds, Inc.

By (Signature and Title)*  /s/ Peter B. Doyle
                                              Peter B. Doyle
                                              President

Date  August 7, 2017